INVESTMENTS IN EQUITY METHOD INVESTEES	12 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN EQUITY METHOD INVESTEES
6.	INVESTMENTS IN EQUITY METHOD INVESTEES

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2016 and 2017 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2016	2017
	$	$

The Group's proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheet	–	–

On August 5, 2003, the Group acquired a 50% equity interest in Kayser Technik (Overseas) Inc. (K.T.I.) (“Kayser Technik (Overseas)”) (formerly known as Kayser Photo (Overseas) Corp. (K.P.C.)), a company incorporated in the Republic of Panama, for cash consideration of $5. Kayser Technik (Overseas) was engaged in the trading of camera batteries, films and disposable cameras and became inactive. Such investment was fully impaired as of March 31, 2016 and 2017.